Derivative Financial Instruments	12 Months Ended
Feb. 28, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The notional amounts and fair values of financial instruments outstanding were as follows:

	As at February 28, 2015
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$19	$61	$80	$1,171
Currency option contracts	Other current assets	—	11	—	11	112
Total		$—	$30	$61	$91	$1,283

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$(13)	$(4)	$(4)	$(21)	$654
Currency option contracts	Accrued liabilities	(13)	(1)	—	(14)	134
Total		$(26)	$(5)	$(4)	$(35)	$788
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.

	As at March 1, 2014
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$—	$5	$5	$585
Currency option contracts	Other current assets	1	—	1	2	186
Total		$1	$—	$6	$7	$771

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$(7)	$(4)	$(15)	$(26)	$1,304
Currency option contracts	Accrued liabilities	(1)	—	(1)	(2)	72
Total		$(8)	$(4)	$(16)	$(28)	$1,376

Currency option contracts - premiums	Accumulated other comprehensive loss	$(1)	$—	$—	$(1)	$—
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.
Foreign Exchange
The Company’s currency risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency exchange rates. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts.
The majority of the Company’s revenues for the fiscal year ended February 28, 2015 were transacted in U.S. dollars. However, portions of the revenues are denominated in Canadian dollars, Euros, and British pounds. Purchases of raw materials are primarily transacted in U.S. dollars. Other expenses, consisting of the majority of salaries, certain operating costs and manufacturing overhead, are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. At February 28, 2015 approximately 26% of cash and cash equivalents, 30% of accounts receivables and 13% of accounts payable and accrued liabilities are denominated in foreign currencies (March 1, 2014 – 35%, 26% and 12%).
Please see “Derivative financial instruments” in Note 1 for the Company’s accounting policies on these instruments.
As at February 28, 2015 and March 1, 2014, the outstanding derivatives designated as cash flow hedges were considered to be fully effective. The maturity dates of these instruments range from March, 2015 to February, 2016. As at February 28, 2015, the net unrealized loss on these forward and option contracts (including option premiums paid) was $26 million (March 1, 2014 - net unrealized loss of $8 million). Unrealized gains associated with these contracts were recorded in other current assets and accumulated other comprehensive income (loss). Unrealized losses were recorded in accrued liabilities and AOCI. Option premiums were recorded in AOCI. As at February 28, 2015, the Company estimates that approximately $26 million of net unrealized losses including option premiums on these forward and option contracts will be reclassified into income within the next twelve months. For the fiscal year ended February 28, 2015, there were no realized gains or losses on forward contracts which were ineffective upon maturity (fiscal year ended March 1, 2014 - $4 million in realized losses).
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended February 28, 2015:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	(2)	Cost of sales	(1)
Currency option contracts	(1)	Cost of sales	(1)
Currency forward contracts	(3)	Selling, marketing and administration	(5)
Currency option contracts	(7)	Selling, marketing and administration	(4)
Currency forward contracts	(8)	Research and development	(3)
Currency option contracts	(5)	Research and development	(1)

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended March 1, 2014:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency option contracts	$—	Revenue	$(7)
Currency forward contracts	(1)	Cost of sales	(2)
Currency forward contracts	(2)	Selling, marketing and administration	(4)
Currency forward contracts	(4)	Research and development	(6)
Currency option contracts	(1)	Research and development	—

	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Ineffective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(4)

	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Unqualified Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Unqualified Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Unqualified Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(9)

The Company has also entered into other forward and option contracts hedging anticipated foreign currency transactions which it did not designate as cash flow hedges. Any realized and unrealized gains and losses on these contracts are recognized in income each period. The maturity dates of these instruments range from March, 2015 to August, 2015. As at February 28, 2015, there were unrealized gains (net of premium paid) of $25 million recorded in respect of these instruments (March 1, 2014 - unrealized losses of $6 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
As part of its currency risk management strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, Euro, and British Pound. These contracts are not subject to hedge accounting, and any realized and unrealized gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March, 2015 to August, 2015. As at February 28, 2015, net unrealized gains (net of premium paid) of $57 million were recorded in respect of these instruments (March 1, 2014 - net unrealized losses of $10 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 28, 2015 and March 1, 2014:

		Amount of Gain (Loss) in Income on Derivative Instruments
	Location of Gain (Loss) Recognized in Income on Derivative Instruments	February 28, 2015	March 1, 2014
Currency forward contracts	Selling, marketing and administration	$156	$16
Currency option contracts	Selling, marketing and administration	11	11

For information concerning the impact of foreign exchange on the consolidated statement of operations net of the above derivative instruments, please see Note 16.
Credit Risk
The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at February 28, 2015, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains, was 47% (March 1, 2014 - 100%; March 2, 2013 - 29%). As at February 28, 2015, the Company had a total credit risk exposure across all counterparties with outstanding or unsettled foreign exchange derivative instruments of $56 million on a notional value of $2.1 billion (March 1, 2014 - nil total risk exposure on a notional value of $11 million).
The Company maintains Credit Support Annexes (“CSAs”) with several of its counterparties. These CSAs require that the outstanding net position of all contracts to be made whole by the paying or receiving of collateral to or from the counterparties on a daily basis, subject to exposure and transfer thresholds. As at February 28, 2015, the Company held $15 million of collateral from counterparties, which approximated the fair value of those contracts. As with the derivatives recorded in an unrealized gain position, this amount is recorded in other current assets.
The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at February 28, 2015, no single issuer represented more than 28% of the total cash, cash equivalents and investments (March 1, 2014 - no single issuer represented more than 33% of the total cash and cash equivalents and investments, and that issuer was the United States Department of Treasury).
Interest Rate Risk
Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company has also issued the Debentures with a fixed interest rate. Consequently, the Company is exposed to interest rate risk as a result of the long term of the Debentures. The fair value of the Debentures will fluctuate with changes in prevailing interest rates. The Company does not currently utilize interest rate derivative instruments to hedge its investment portfolio.